Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000094853
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class A
Trading Symbol	LABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 547,044,122
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,571,059
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,044,122
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	604
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$1,571,059

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.2%
Finance Companies	3.3%
Technology	3.4%
Cable Satellite	4.0%
ABS Car Loan	4.2%
Banking	4.7%
ABS Other	5.2%
ABS Home Equity	5.9%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Collateralized Loan Obligations	9.4%
Treasuries	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094854
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class C
Trading Symbol	LABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 547,044,122
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,571,059
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,044,122
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	604
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$1,571,059

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.2%
Finance Companies	3.3%
Technology	3.4%
Cable Satellite	4.0%
ABS Car Loan	4.2%
Banking	4.7%
ABS Other	5.2%
ABS Home Equity	5.9%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Collateralized Loan Obligations	9.4%
Treasuries	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190722
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class N
Trading Symbol	LASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 547,044,122
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,571,059
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,044,122
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	604
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$1,571,059

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.2%
Finance Companies	3.3%
Technology	3.4%
Cable Satellite	4.0%
ABS Car Loan	4.2%
Banking	4.7%
ABS Other	5.2%
ABS Home Equity	5.9%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Collateralized Loan Obligations	9.4%
Treasuries	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094855
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class Y
Trading Symbol	LASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 547,044,122
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,571,059
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,044,122
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	604
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$1,571,059

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.2%
Finance Companies	3.3%
Technology	3.4%
Cable Satellite	4.0%
ABS Car Loan	4.2%
Banking	4.7%
ABS Other	5.2%
ABS Home Equity	5.9%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Collateralized Loan Obligations	9.4%
Treasuries	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021802
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class A
Trading Symbol	NEFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 842,210,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,332,525
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$842,210,989
# of Portfolio Holdings (including overnight repurchase agreements)	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,332,525

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Short-Term Investments	4.7%
Health Care Providers & Services	3.1%
Chemicals	3.2%
Interactive Media & Services	3.7%
Financial Services	4.8%
Media	4.9%
Consumer Finance	5.1%
Insurance	5.5%
Oil, Gas & Consumable Fuels	9.1%
Banks	11.4%
Capital Markets	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.1%
General Motors Co.	2.9%
Charles Schwab Corp.	2.9%
Wells Fargo & Co.	2.8%
Fiserv, Inc.	2.8%
Deere & Co.	2.7%
IQVIA Holdings, Inc.	2.6%
ConocoPhillips	2.6%
Intercontinental Exchange, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.03% from 1.05%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.03% from 1.05%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021804
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class C
Trading Symbol	NECOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 842,210,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,332,525
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$842,210,989
# of Portfolio Holdings (including overnight repurchase agreements)	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,332,525

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Short-Term Investments	4.7%
Health Care Providers & Services	3.1%
Chemicals	3.2%
Interactive Media & Services	3.7%
Financial Services	4.8%
Media	4.9%
Consumer Finance	5.1%
Insurance	5.5%
Oil, Gas & Consumable Fuels	9.1%
Banks	11.4%
Capital Markets	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.1%
General Motors Co.	2.9%
Charles Schwab Corp.	2.9%
Wells Fargo & Co.	2.8%
Fiserv, Inc.	2.8%
Deere & Co.	2.7%
IQVIA Holdings, Inc.	2.6%
ConocoPhillips	2.6%
Intercontinental Exchange, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.78% from 1.80%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.78% from 1.80%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190720
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class N
Trading Symbol	NOANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 842,210,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,332,525
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$842,210,989
# of Portfolio Holdings (including overnight repurchase agreements)	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,332,525

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Short-Term Investments	4.7%
Health Care Providers & Services	3.1%
Chemicals	3.2%
Interactive Media & Services	3.7%
Financial Services	4.8%
Media	4.9%
Consumer Finance	5.1%
Insurance	5.5%
Oil, Gas & Consumable Fuels	9.1%
Banks	11.4%
Capital Markets	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.1%
General Motors Co.	2.9%
Charles Schwab Corp.	2.9%
Wells Fargo & Co.	2.8%
Fiserv, Inc.	2.8%
Deere & Co.	2.7%
IQVIA Holdings, Inc.	2.6%
ConocoPhillips	2.6%
Intercontinental Exchange, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021805
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class Y
Trading Symbol	NEOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 842,210,989
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,332,525
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$842,210,989
# of Portfolio Holdings (including overnight repurchase agreements)	55
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,332,525

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Short-Term Investments	4.7%
Health Care Providers & Services	3.1%
Chemicals	3.2%
Interactive Media & Services	3.7%
Financial Services	4.8%
Media	4.9%
Consumer Finance	5.1%
Insurance	5.5%
Oil, Gas & Consumable Fuels	9.1%
Banks	11.4%
Capital Markets	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	3.7%
Citigroup, Inc.	3.1%
General Motors Co.	2.9%
Charles Schwab Corp.	2.9%
Wells Fargo & Co.	2.8%
Fiserv, Inc.	2.8%
Deere & Co.	2.7%
IQVIA Holdings, Inc.	2.6%
ConocoPhillips	2.6%
Intercontinental Exchange, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.80%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.80%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069913
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class A
Trading Symbol	VNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 248,815,838
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 797,120
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,815,838
# of Portfolio Holdings (including overnight repurchase agreements)	59
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$797,120

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Software	3.0%
Metals & Mining	3.1%
Specialty Retail	3.2%
Machinery	3.5%
Banks	3.6%
Insurance	4.0%
Oil, Gas & Consumable Fuels	4.2%
Ground Transportation	4.5%
Electrical Equipment	4.6%
Building Products	5.9%
Capital Markets	6.5%
Life Sciences Tools & Services	7.1%
Hotels, Restaurants & Leisure	7.4%
Semiconductors & Semiconductor Equipment	7.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	3.7%
Constellium SE	3.1%
Nasdaq, Inc.	3.0%
Tyler Technologies, Inc.	3.0%
Corteva, Inc.	2.9%
Saia, Inc.	2.6%
IQVIA Holdings, Inc.	2.6%
Vulcan Materials Co.	2.6%
Marvell Technology, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069914
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class C
Trading Symbol	VNVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.90%
AssetsNet	$ 248,815,838
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 797,120
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,815,838
# of Portfolio Holdings (including overnight repurchase agreements)	59
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$797,120

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Software	3.0%
Metals & Mining	3.1%
Specialty Retail	3.2%
Machinery	3.5%
Banks	3.6%
Insurance	4.0%
Oil, Gas & Consumable Fuels	4.2%
Ground Transportation	4.5%
Electrical Equipment	4.6%
Building Products	5.9%
Capital Markets	6.5%
Life Sciences Tools & Services	7.1%
Hotels, Restaurants & Leisure	7.4%
Semiconductors & Semiconductor Equipment	7.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	3.7%
Constellium SE	3.1%
Nasdaq, Inc.	3.0%
Tyler Technologies, Inc.	3.0%
Corteva, Inc.	2.9%
Saia, Inc.	2.6%
IQVIA Holdings, Inc.	2.6%
Vulcan Materials Co.	2.6%
Marvell Technology, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000128764
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class N
Trading Symbol	VNVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 248,815,838
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 797,120
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,815,838
# of Portfolio Holdings (including overnight repurchase agreements)	59
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$797,120

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Software	3.0%
Metals & Mining	3.1%
Specialty Retail	3.2%
Machinery	3.5%
Banks	3.6%
Insurance	4.0%
Oil, Gas & Consumable Fuels	4.2%
Ground Transportation	4.5%
Electrical Equipment	4.6%
Building Products	5.9%
Capital Markets	6.5%
Life Sciences Tools & Services	7.1%
Hotels, Restaurants & Leisure	7.4%
Semiconductors & Semiconductor Equipment	7.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	3.7%
Constellium SE	3.1%
Nasdaq, Inc.	3.0%
Tyler Technologies, Inc.	3.0%
Corteva, Inc.	2.9%
Saia, Inc.	2.6%
IQVIA Holdings, Inc.	2.6%
Vulcan Materials Co.	2.6%
Marvell Technology, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069915
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class Y
Trading Symbol	VNVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 248,815,838
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 797,120
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,815,838
# of Portfolio Holdings (including overnight repurchase agreements)	59
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$797,120

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	31.7%
Software	3.0%
Metals & Mining	3.1%
Specialty Retail	3.2%
Machinery	3.5%
Banks	3.6%
Insurance	4.0%
Oil, Gas & Consumable Fuels	4.2%
Ground Transportation	4.5%
Electrical Equipment	4.6%
Building Products	5.9%
Capital Markets	6.5%
Life Sciences Tools & Services	7.1%
Hotels, Restaurants & Leisure	7.4%
Semiconductors & Semiconductor Equipment	7.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	3.7%
Constellium SE	3.1%
Nasdaq, Inc.	3.0%
Tyler Technologies, Inc.	3.0%
Corteva, Inc.	2.9%
Saia, Inc.	2.6%
IQVIA Holdings, Inc.	2.6%
Vulcan Materials Co.	2.6%
Marvell Technology, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments